Shareholders' Equity, Capital Ratios and Other Regulatory Matters	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Shareholders' Equity, Capital Ratios and Other Regulatory Matters
SHAREHOLDERS' EQUITY, CAPITAL RATIOS AND OTHER REGULATORY MATTERS

Preferred Stock
On August 5, 2015, the Company issued an aggregate of 3,200,000 depositary shares (the “Series B Depositary Shares”), each representing a 1/400th ownership interest in a share of the Company’s 6.625% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series B, par value $1.00 per share, (“Series B Preferred Stock”), with a liquidation preference of $10,000 per share of Series B Preferred Stock (equivalent to $25 per depositary share) which represents $80,000,000 in aggregate liquidation preference.

On May 9, 2016, the Company issued an aggregate of 2,300,000 depositary shares (the “Series C Depositary Shares”), each representing a 1/400th ownership interest in a share of the Company’s 6.60% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series C, par value $1.00 per share, (“Series C Preferred Stock”), with a liquidation preference of $10,000 per share of Series C Preferred Stock (equivalent to $25 per depositary share), which represents $57,500,000 in aggregate liquidation preference.
The following table presents a summary of the Company's non-cumulative perpetual preferred stock:

					2016	2015
	Issuance Date	Earliest Redemption Date	Annual Dividend Rate	Liquidation Amount	Carrying Amount	Carrying Amount
				(Dollars in millions)
Series B Preferred Stock	8/5/2015	8/1/2025	6.625%	$80,000	$76,812	$76,812
Series C Preferred Stock	5/9/2016	5/1/2026	6.600%	57,500	55,285	—
				$137,500	$132,097	$76,812

Dividends will accrue and be payable on the Series B Preferred Stock, if declared by the Company's Board of Directors, and will be paid semi-annually, in arrears, at an annual rate equal to 6.625% for each period from the issuance date up to and including August 1, 2025 and will be paid quarterly, in arrears, at an annual rate equal to three-month LIBOR plus 4.262% for each period after August 1, 2025. The Company may redeem the Series B Preferred Stock at its option, subject to regulatory approval, as described in the Company’s Registration Statement on Form 8-A, filed with the Securities and Exchange Commission on August 5, 2015.

Dividends will accrue and be payable on the Series C Preferred Stock, if declared by the Company's Board of Directors, and will be paid quarterly, in arrears, at an annual rate equal to (i) 6.600% for each period from the issuance date to May 1, 2026 and (ii) three-month LIBOR plus 4.920% for each period on or after May 1, 2026. The Company may redeem the Series C Preferred Stock at its option, subject to regulatory approval, as described in the Company’s Registration Statement on Form 8-A, filed with the Securities and Exchange Commission on May 9, 2016.
Common Stock
During the second quarter of 2016, the Company's Board of Directors authorized the repurchase of up to 950,000 shares of IBERIABANK Corporation's outstanding common stock. Stock repurchases under this program will be made from time to time, on the open market or in privately negotiated transactions. The timing of these repurchases will depend on market conditions and other requirements. The share repurchase program does not obligate the Company to repurchase any dollar amount or number of shares, and the program may be extended, modified, suspended, or discontinued at any time. During 2016, the Company repurchased 202,506 common shares at a weighted average price of $57.61 per common share.
On December 7, 2016, the Company issued an additional 3,593,750 shares of its common stock at a price of $81.50 per common share. Net proceeds from the offering, after deduction of underwriting discounts, commissions, and direct issuance costs, were $279.2 million.

Regulatory Capital
The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy regulations and the regulatory framework for prompt corrective action, the Company and IBERIABANK, as applicable, must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.
On January 1, 2015, the Company and IBERIABANK became subject to revised capital adequacy standards of the BCBS to address relevant provisions of the Dodd-Frank Act. Certain provisions of the new rules will be phased in from that date to January 1, 2019.
The final rules:

•	Required that non-qualifying capital instruments, including trust preferred securities and cumulative perpetual preferred stock, must be fully phased out of Tier 1 capital by January 1, 2016,

•	Established new qualifying criteria for regulatory capital, including new limitations on the inclusion of deferred tax assets and mortgage servicing rights,

•	Required a minimum ratio of common equity Tier 1 capital (“CET1”) to risk-weighted assets of 4.5%,

•	Increased the minimum Tier 1 capital to risk-weighted assets ratio requirements from 4% to 6%,

•
Implemented a new capital conservation buffer requirement for a banking organization to maintain a buffer composed of CET1 capital in an amount greater than 2.5% above the minimum CET1 capital, Tier 1 capital and total risk-based capital ratios in order to avoid limitations on capital distributions, including dividend payments, and certain discretionary bonus payments to executive officers, with the buffer to be phased in beginning on January 1, 2016 at 0.625% and increasing annually until fully phased in at 2.5% by January 1, 2019. A banking organization with a buffer of less than the required amount would be subject to increasingly stringent limitations on certain distributions and payments as the buffer approaches zero, and

•	Increased capital requirements for past-due loans, high volatility commercial real estate exposures, and certain short-term commitments and securitization exposures.
Management believes that, as of December 31, 2016 and 2015, the Company and IBERIABANK met all capital adequacy requirements to which they are subject.

As of December 31, 2016, the most recent notification from the FRB categorized IBERIABANK as well-capitalized under the regulatory framework for prompt corrective action (the prompt corrective action requirements are not applicable to the Company). To be categorized as well-capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed that categorization. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2016
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$818,440	4.00%	N/A	N/A	$2,221,528	10.86%
IBERIABANK	816,152	4.00	1,020,190	5.00	1,878,703	9.21
Common Equity Tier 1 (CET1) (1)
Consolidated	$794,334	4.50%	N/A	N/A	$2,089,431	11.84%
IBERIABANK	792,111	4.50	1,144,160	6.50	1,878,703	10.67
Tier 1 Risk-Based Capital (1)
Consolidated	$1,059,112	6.00%	N/A	N/A	$2,221,528	12.59%
IBERIABANK	1,056,147	6.00	1,408,197	8.00	1,878,703	10.67
Total Risk-Based Capital (1)
Consolidated	$1,412,149	8.00%	N/A	N/A	$2,493,988	14.13%
IBERIABANK	1,408,197	8.00	1,760,246	10.00	2,034,663	11.56

	2015
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$751,798	4.00%	N/A	N/A	$1,790,034	9.52%
IBERIABANK	749,226	4.00	936,532	5.00	1,691,022	9.03
Common Equity Tier 1 (CET1)
Consolidated	$750,616	4.50%	N/A	N/A	$1,684,097	10.10%
IBERIABANK	748,667	4.50	1,081,408	6.50	1,691,022	10.16
Tier 1 Risk-Based Capital
Consolidated	$1,000,822	6.00%	N/A	N/A	$1,790,034	10.73%
IBERIABANK	998,223	6.00	1,330,964	8.00	1,691,022	10.16
Total Risk-Based Capital
Consolidated	$1,334,429	8.00%	N/A	N/A	$2,029,932	12.17%
IBERIABANK	1,330,964	8.00	1,663,705	10.00	1,843,545	11.08

(1) Beginning January 1, 2016, minimum capital ratios are subject to a capital conservation buffer. In order to avoid limitations on distributions, including dividend payments, and certain discretionary bonus payments to executive officers, an institution must hold a capital conservation buffer above its minimum risk-based capital requirements. This capital conservation buffer is calculated as the lowest of the differences between the actual CET1 ratio, Tier 1 Risk-Based Capital Ratio, and Total Risk-Based Capital ratio and the corresponding minimum ratios. At December 31, 2016, the required minimum capital conservation buffer was 0.625%, and will increase in subsequent years by 0.625% until it is fully phased in on January 1, 2019 at 2.50%. At December 31, 2016, the capital conservation buffers of the Company and IBERIABANK were 6.13% and 3.56%, respectively.

Restrictions on Dividends, Loans and Advances
IBERIABANK is restricted under applicable laws in the payment of dividends to an amount equal to current year earnings plus undistributed earnings for the immediately preceding year, unless prior permission is received from the Commissioner of Financial Institutions for the State of Louisiana. Dividends payable by IBERIABANK in 2017 without permission will be limited to 2017 earnings plus an additional $191.0 million.
Funds available for loans or advances by IBERIABANK to the Parent amounted to $187.9 million. In addition, any dividends that may be paid by IBERIABANK to the Parent would be restricted if IBERIABANK did not comply with the above-described capital conservation buffer requirements and would be prohibited if the effect thereof would cause IBERIABANK’s capital to be reduced below applicable minimum capital requirements.
During any deferral period under the Company’s junior subordinated debt, the Company would be prohibited from declaring and paying dividends to preferred and common shareholders. In addition, so long as any shares of Series B Preferred Stock or Series C Preferred Stock remain outstanding, we are prohibited from paying dividends on any of our common stock if the required payments on our Series B Preferred Stock and Series C Preferred Stock have not been made. See Note 14 to the consolidated financial statements for additional information.